LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES	LEASES
The following shows the carrying amounts of CI’s right-of-use assets and lease liabilities, and the movements during the year ended December 31, 2020:

	Right-of-use assets
	Property leases	Equipment leases	Total	Lease liabilities
	$	$	$	$
As at January 1, 2020	43,711	1,171	44,882	72,519
Additions & modifications	15,942	183	16,125	16,492
Depreciation expense	(9,005)	(843)	(9,848)	—
Interest expense	—	—	—	2,905
Payments	—	—	—	(15,073)
Translation	(539)	—	(539)	(610)
As at December 31, 2020	50,109	511	50,620	76,233
During the year ended December 31, 2020, CI recognized rent expenses from short-term leases of $355, leases of low-value assets of $29 and variable lease payments of $12,724 [2019 – expenses of $886, $155 and $12,869, respectively].
Included in other income for the year ended December 31, 2020, is finance income of $89 received from sub-leasing right-of-use assets [2019 – $109].